UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2012

Item 1.  Report to Stockholders.

[Calvert Social Index Fund Annual Report]

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Dear Shareholder:

Stock markets ended the 2012 annual reporting period sharply higher as the Standard & Poor’s (S&P) 500 Index returned 30.20% versus 1.14% for the 12 months through September 30, 2011. While the two periods shared many commonalities--such as a softening of economic indicators, mounting concerns about sovereign debt in the eurozone, and relatively strong corporate profits--there were some key differences.

Financial markets around the world breathed a sigh of relief after the European Central Bank committed to saving the euro this summer and offered to support the debt markets for any euro member government seeking a new financial bailout. And while the disasters in Japan and strife in the Middle East and North Africa weighed heavily on investor confidence last year, uncertainty closer to home rattled investors this year, primarily as a result of the presidential election and looming “fiscal cliff” in January 2013 that could raise taxes for many Americans. The good news is both situations should see some resolution by the end of 2012.

The U.S. economy’s relative strength was also more evident in this annual reporting period. The divergence with foreign stock market returns widened as the S&P 500 Index more than doubled the 14.33% return of the MSCI EAFE Index for the 12-month period ending September 30, 2012. In the 12 months ending September 30, 2011, the S&P 500 barely eked out a positive return compared with -8.94% for the MSCI EAFE for the same period.

A Truly Uneven Recovery

Within the United States, the economic recovery was also uneven, with some consumers and businesses feeling left behind in the midst of an “improving” economy. For example, growth in northeastern metropolitan areas lagged, while metro areas out west, particularly those in natural gas or high-tech centers, rebounded strongly.1 Also, the housing market finally turned the corner, as national home prices rose 3.6% year-over-year for the past 12 months. However, they surged 9.4% in the western U.S. while notching up only 0.9% in the northeast.2 In employment, more than 70% of jobs lost in service industries during the recession have returned, but only 15% of jobs lost in manufacturing, construction, and other goods-producing industries have come back. The differences are stark even within industries, where retail general merchandisers such as Costco recouped 92% while department stores regained just 41% of lost jobs.3 Overall, we remain cautiously optimistic about the economic recovery ahead. As both citizens and investors, we hope that government legislators return to the negotiating table after the election and give us all the gift of more certainty before the holidays.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 1

Making Strides in Board Diversity

Calvert continued its advocacy efforts in many areas, including board diversity. The United Nations Gender Equality for Sustainable Business Event in March marked the two-year anniversary of the U.N.’s Women’s Empowerment Principles (WEP), which were adapted from the Calvert’s Women Principles®, and emphasized the business case for promoting gender equality and women’s empowerment in the workplace. Calvert also joined the newly formed WEP Leadership Group to expand implementation of the Principles.

On March 21, we testified before the Senate Democratic Steering and Outreach Committee about the importance of gender equity in economic empowerment and job creation, highlighting research showing the inclusion of women in corporate management correlates with higher shareholder value and better operating results.

Creating “The Future We Want” in Rio

Finally, I had the pleasure of representing Calvert by speaking at several events at the Rio + 20 Summit about board oversight of sustainability, social enterprise and impact investing, the role of business in promoting gender equality, the business case for the green economy, and establishing value for natural capital.

The first Earth Summit in Rio de Janeiro 20 years ago created climate and biodiversity conventions and set the stage for frameworks to address global environmental degradation, climate change, and poverty. However, global economic uncertainty weighed heavily on the Rio + 20 Summit. While negotiations continued to advance toward 2015, we’re disappointed by the lack of concrete commitments needed for substantial progress on critical sustainability issues.

However, side events sponsored by private-sector and non-governmental organizations sparked many innovative initiatives and positive outcomes. A number of major companies made significant commitments on water, energy, renewable materials, and deforestation. Corporate and investor disclosure of environmental, social, and governance (ESG) impacts took a real step forward as well. In fact, NASDAQ will now encourage companies on its exchange to report on ESG issues, or explain why they do not.

While these efforts can’t substitute for binding governmental commitments, we are happy to see so many companies and investors stepping up to the plate and believe the private sector will remain a key driver of progress on sustainability issues over the next few years.

Stay Informed in the Months Ahead

Maintaining a well-diversified mix of stocks, bonds, and cash appropriate for your goals and risk tolerance is one of the best ways to mitigate the effects of an uneven economic recovery. We also recommend discussing any changes in your financial situation with your investment advisor.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 2

A financial services consulting firm recently named Calvert as one of the Top Social Media Leaders in 2012 for using Facebook to share valuable content with investors and advisors.4 Join the dialogue at www.facebook.com/calvert.

We also invite you to visit our website, www.calvert.com, for fund information, portfolio updates, and commentary from Calvert professionals. You can now get the same information on the go with our new iPhone® app, available free at iTunes.

As always, we thank you for investing with Calvert.

President and CEO of Calvert Investments, Inc.

October 2012

1. Brookings Institution, Metro Monitor - September 2012, www.brookings.edu/research/
interactives/metromonitor#overall
2. Clear Capital, “June Home Prices Provide Further Evidence of Budding Recovery. Forecast
Indicates Further Increases Through 2012,” July 2012 Market Report, http://clearcapital.com/
company/MarketReport.cfm?month=July&year=2012
3. Paul Davison and Barbara Hansen, “Service Businesses Lead Uneven Jobs Recovery,” USA
Today, July 15, 2012, www.usatoday.com/money/economy/story/2012-07-15/jobs-recov-
ered/56242656/1
4. kasina ranked Calvert fifth of 53 asset management and insurance companies for using
Facebook to tell a compelling brand story and share valuable content with investors and advi-
sors. The ranking was based on kasina’s three-tier methodology that ranked firms based on content, branding, interactivity, and usability on each social platform. For more information, visit www.kasina.com.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 3

Landmark Rules on Conflict Minerals

After a complicated and controversial two-year rulemaking process, the Securities and Exchange Commission (SEC) released final rules under the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank) Section 1502, which require companies to file and publish reports on their efforts to eliminate the use of “conflict minerals” that have fueled a violent 14-year conflict in the Eastern Democratic Republic of the Congo (DRC).

Calvert played a leading role among investors during the rulemaking process and is pleased with the progress. However, the two- to four-year timeline for compliance and exclusion of mining companies from reporting requirements was disappointing. We will continue to press all companies involved with conflict minerals to step up their efforts to address these issues.

New Standards Will Nearly Double Fuel Efficiency by 2025

Newly finalized corporate average fuel economy (CAFE) standards require cars and light-duty trucks to reach the equivalent of 54.5 mpg by 2025. Experts estimate the new standards will reduce oil consumption by 12 billion barrels while saving consumers $1.7 trillion. The major U.S. automakers supported the new standards and have already begun incorporating them into future vehicles.

The higher standards should boost both the competitiveness of American automakers and U.S. policy efforts to mitigate climate change, since more than 90% of a vehicle’s contribution to climate change through greenhouse gas emissions (GHGs) is related to fuel consumption.1 Calvert has long advocated for higher standards in public testimony to Environmental Protection Agency, meetings with Obama administration officials, dialogues with the auto industry, and the media and will continue to do so.

Helping Companies Combat Climate Change Risks

Economic and insured losses from natural catastrophes set new records last year, driving home the very real physical climate risks for investors. Extreme weather events accounted for 90% of the disasters and eight of the 10 most costly events, causing overall losses of more than $148 billion.

To that end, Calvert co-authored two reports to help companies evaluate their exposure to climate risks and protect shareholder value. Oxfam America and Ceres joined us to create

Physical Risks from Climate Change: A guide for companies and investors on disclosure and management of climate impacts.

We also developed Value Chain Climate Resilience: A guide to managing climate impacts in companies and communities, a first-of-its-kind guide to help businesses assess and prepare for the risks and opportunities posed by climate change, with other leading companies from the Partnership for Resilience and Environmental Preparedness (PREP).

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Exercising Our Say on Pay

Calvert fought for the new “say on pay” rule, which requires publicly traded U.S. companies to allow shareholders to vote on the compensation awarded to senior management the previous year. We built on that success this year by creating a strict set of voting guidelines on executive compensation for the proxy season. We also shared our reasons for voting against the proposals to management at key companies.

Overall, Calvert votes against compensation packages that do not align management and shareholder interests and do not incentivize the company’s long-term performance. In May, this meant voting against company compensation packages 34% of the time. This includes Gilead Sciences, Safeway, and Plains Exploration and Production, all of which rewarded CEOs with high pay in 2011 despite lackluster shareholder returns.

Even before the May announcement of a massive trading loss, we rejected the $23 million pay package for JPMorgan Chase Chairman and CEO Jamie Dimon due to its discretionary nature and inherent lack of accountability to long-term financial goals. The weaknesses in risk oversight evident by the company’s failed hedging strategy only reinforced our decision.

Other Shareholder Advocacy Efforts

This spring, Calvert filed 24 shareholder resolutions to keep the sustainability issues with a real impact on profits, people, and the planet front and center. Six were voted upon by shareholders, including resolutions on: -- Board diversity at Urban Outfitters, which received 39% support (up from 22% last year). Despite owning popular women’s retail brands Anthropologie and Free People, the company does not have any women or minorities on its board of directors.

-- Disclosure of water scarcity and pollution risks at Fossil, which received 31% support. As an apparel company, Fossil relies on water- and energy-intensive processes for producing cotton, leather, and other products. These processes can also pollute water supplies, especially in developing countries.

-- Sustainability reports at Gentex, which received 32% support. This supplier for the automotive, aerospace, and commercial fire protection industries currently provides no information on its efforts to manage resource efficiency and environmental impacts—despite increasing demands from its key clients for sustainability data.

Promoting Privacy on the Internet

In 2006, Calvert joined other investors, human rights advocacy organizations, academic experts and companies to develop the multi-stakeholder Global Network Initiative (GNI) to help information and communication technology (ICT) companies address freedom of expression and privacy issues. In early 2012, GNI’s path to becoming a fully global standard leapt forward as the first three GNI companies—Yahoo, Google, and Microsoft— completed the second phase of the assessment process.

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In addition, Facebook became a GNI observer in May, opening the door to its participation in GNI policy and advocacy discussions for one year as it evaluates the potential commitment of implementing the GNI principles. We welcome the opportunity to work with Facebook, particularly in protecting against privacy violations that can endanger members using it as an instrument of freedom of expression and political dissent across the world.

Community Investments

Many of our Funds participate in Calvert’s High Social Impact Investing program, which is administered through the Calvert Foundation. This community investment program may allocate a small percentage of Fund assets at below-market interest rates to investments that provide economic opportunity for struggling populations.2 One such investment through the Foundation is FMM Popayan, which offers financial services to more than 400,000 clients in some of the poorest areas of Columbia. Women comprise 66% of their client base.

We also supported the Triodos Sustainable Trade Fund, which seeks to improve the economic position of farmers in emerging markets and stimulate development in the sustainable agriculture sector. It does this by providing pre-export value chain financing to farmer cooperatives—with a specific focus on fair trade and organic farming.

Special Equities

A modest but important portion of certain funds is allocated to small private companies developing products or services that address important sustainability or environmental issues facing our society.

One example of a recent investment is Ivy Capital/All Life Insurance Company of South Africa, which insures people living with HIV.3 The company uses online support systems to help clients comply with their medical requirements in order to live a longer life. This provides enormous security to their families and employers and seems to be a rather unique business model in fighting the scourge of AIDS.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 6

1. ACEEE, Automobiles and the Environment, www.greenercars.org/guide_environment. htm

2. As of September 30, 2012, Calvert Social Investment Foundation (“Calvert Foundation” or “Foundation”) Community Investment Notes represented the following percentages of Fund net assets: Calvert Capital Accumulation Fund 0.51%, Calvert International Equity Fund 1.29%, and Calvert Small Cap Fund 0.48%. The Calvert Foundation is a 501(c)(3) nonprofit organization. The Foundation’s Community Investment Note Program is not a mutual fund and should not be confused with any Calvert Investments-sponsored investment product.

3. As of September 30, 2012, Ivy Capital All Life Insurance represented 0.02% of Calvert Equity Portfolio. Holdings are subject to change.

As of September 30, 2012, the following companies represented the following percentages of net assets in Calvert Social Index Fund: Gilead Sciences 0.59%, Safeway 0.04%, Plains Exploration and Production 0.06%, JPMorgan Chase 1.80%, Urban Outfitters 0%, Fossil 0.05%, Gentex 0.03%, Yahoo 0.19%, Google 2.33%, Microsoft 2.62% and Facebook 0%. Holdings are subject to change.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 7

Investment Performance

Calvert Social Index Fund Class A shares (at NAV) returned 29.36% for the 12-month period ended September 30, 2012. The Fund underperformed its benchmark, the Calvert Social Index (CSI), which posted a return of 30.36% for the period. The difference was primarily the result of fund expenses, which an index does not incur.

Investment Climate

Gradually improving U.S. economic data, healthy corporate earnings, and some policy steps toward mitigation of the sovereign debt crisis in Europe provided support for equities worldwide during the fiscal year. Global inflation remained tame, and aggressive, accommodative monetary policy by central banks around the globe helped equity markets rally hard off their lows posted last fall, albeit on low volume.

For the trailing 12-month period, the Standard and Poor’s (S&P) 500, Russell 1000, and Russell 2000 Indices returned 30.20%, 30.06%, and 31.91% respectively. Negative headwinds from the eurozone and an economic slowdown in China led to a divergence in performance by international stocks with the MSCI EAFE and MSCI Emerging Markets Indices returning 14.33% and 17.33%, respectively.

CALVERT SOCIAL
INDEX FUND
September 30, 2012
INVESTMENT PERFORMANCE
(total return at NAV*)
	6 Months	12 Months
	Ended	Ended
	9/30/2012	9/30/2012
Class A	1.45%	29.36%
Class B	0.96%	28.17%
Class C	0.96%	28.17%
Class I	1.74%	30.11%
Class Y**	1.45%	29.36%

Calvert Social Index	1.74%	30.36%

Lipper Multi-Cap Core
Funds Average	0.71%	25.79%

TEN LARGEST STOCK HOLDINGS
% of Net Assets
Apple, Inc.	7.3%
Microsoft Corp.	2.6%
International Business
Machines Corp.	2.6%
AT&T, Inc.	2.5%
Google, Inc.	2.3%
Procter & Gamble Co.	2.2%
Johnson & Johnson	2.2%
Wells Fargo & Co.	2.0%
JPMorgan Chase & Co.	1.8%
The Coca-Cola Co.	1.7%
Total	27.2%

*Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

** See note on page 9 regarding Class Y shares.

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Value stocks slightly outperformed growth stocks during the fiscal year, and within the Russell 1000 Index, Consumer Discretionary, Telecommunication Services, and Financials were the top-performing sectors, while the Utilities, Consumer Staples, and Energy sectors lagged.

The U.S. economy continued to proceed on the path of gradual recovery. The U.S. corporate sector remained strong and provided some upside surprises for investors. The top-line numbers driven by the economic recovery were encouraging. Improvement in employment numbers were also a welcome, positive sign, though the decline in the unemployment rate was, unfortunately, primarily due to a drop in the labor force participation rate.

U.S. inflation remained low, bank lending continued to improve, and a weak U.S. dollar, thanks to the especially accommodative monetary policy in the U.S., helped U.S. exports and supported the rebuilding of the domestic manufacturing and industrial base. Vehicle sales and production also looked encouraging.

The manufacturing sector continued to provide a boost to employment and the U.S. economy, but accelerating recession in Europe and the overall slowdown in the global economy will de-emphasize the contribution of exports to U.S. GDP. Therefore, the continued recovery of the U.S. consumer will be important for a self-sustained U.S. economic recovery. More recently, the service sector has been showing signs of improvement. Consumer spending patterns remained promising and consumer confidence, helped by strength in the housing market, a falling unemployment rate, and improving equity markets, has also shown signs of improvement.

CALVERT SOCIAL
INDEX FUND
September 30, 2012

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(with max. load)
One year	23.18%
Five year	-0.57%
Ten year	6.26%

CLASS B SHARES	(with max. load)
One year	23.17%
Five year	-0.78%
Ten year	5.71%

CLASS C SHARES	(with max. load)
One year	27.17%
Five year	-0.58%
Ten year	5.72%

CLASS I SHARES
One year	30.11%
Five year	0.96%
Ten year	7.30%

CLASS Y SHARES*
One year	29.36%
Five year	0.40%
Ten year	6.77%

* Calvert Social Index Fund first offered Class Y shares on July 13, 2012. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 9

Growth of $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Classes A, B, C and I shares and reflect the deduction of the maximum front-end sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 0.97%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 10

The U.S. housing market continued its bottoming-out process into early 2012 and showed significant improvement in the second and third quarters of 2012. With mortgage rates at record lows, housing activity picked up throughout the fiscal year. Housing can provide a positive surprise for the U.S. economy and equity markets through the powerful multiplier effect it can have on the consumer and, therefore, the economy.

The stance of the Federal Reserve (Fed) remained that it was ready to act should economic conditions in the U.S. deteriorate. This so-called “Bernanke put” provided support for U.S. equity markets throughout the fiscal year with investors believing the Fed would provide future liquidity injections in the event the economy faltered. A third round of quantitative easing (QE3) materialized in September with the Federal Reserve’s Open Market Committee (FOMC) announcing an open-ended commitment to purchase $40 billion of mortgage-backed securities each month until substantial improvements in the labor market were seen. This came on top of the FOMC’s announcement earlier in the year to extend “Operation Twist” in an effort to further reduce long-term interest rates.

With global economic challenges keeping inflation in check, policymakers around the globe also continued their efforts toward easing monetary policies. On the flip side, the easing cycle has been inflating the balance sheets of the world’s six biggest central banks, which have more than doubled since 2006.

In the eurozone, the economic picture looked increasingly grim throughout the fiscal year, with peripheral economies firmly in a recessionary spiral and core economies coming under stress. Manufacturing in the region continued to fall deeper into contraction territory while consumer confidence in the eurozone reached its lowest level since early 2009 and the unemployment rate hit a record high.

As we anticipated, markets seemed to overestimate the efficacy of the policy action in Europe and underestimated the possibility of a more severe economic recession in the eurozone.

China cut its economic growth target from 8.0% to 7.5% during the first quarter of 2012, signaling the country’s need to transition from an export-driven to a more sustainable, consumer-driven, economic model. Nevertheless, the Chinese economy continued to decelerate during the fiscal year as foreign direct investment (FDI), one of the major drivers of economic growth in China, continued to decline and China’s HSBC Manufacturing Purchasing Managers Index (PMI) was in contraction territory for 11 consecutive months as exports continued to weaken.

A slower inflation trend allowed the Chinese government to reposition its economic policy from contractionary for most of 2011 to stimulative. A hard landing in China is not out of the question and could significantly impact global growth while making the overall macroeconomic backdrop riskier for the next several quarters.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 11

Portfolio Strategy

Calvert Social Index Fund is managed using a passive investment strategy, with the objective of matching the day-today performance of the CSI as closely as possible. We do this by buying all, or virtually all, of the stocks in the CSI and holding them in the same proportion. Variation in the Fund’s total return generally reflects the variation in the total return of the CSI.

Information Technology, Financials, Health Care, and Consumer Discretionary are the four largest sectors in the CSI and accounted for almost 70% of its value, on average, over the reporting period. Therefore, performance in these sectors has a significant impact on overall performance. Financials was the worst-performing sector, returning -17%.

Information Technology, Health Care, and Consumer Discretionary all posted positive returns.

Utilities was the best-performing sector in the CSI, gaining 17%. Consumer Staples also produced good returns with a gain of more than 10%. The decline of almost 17% in the Financials sector was the biggest drag on performance, and the Industrials sector declined by almost 9%.

% of Total
ECONOMIC SECTORS	Investments
Consumer Discretionary	12.8%
Consumer Staples	10.3%
Energy	2.1%
Financials	16.3%
Government	0.4%
Health Care	11.6%
Industrials	7.8%
Information Technology	31.6%
Materials	1.5%
Short-Term Investments	0.9%
Telecommunication Services	3.5%
Utilities	1.2%
Total	100%

Outlook

Despite healthy corporate earnings and continued gradual economic recovery in the United States, looming developments in the political landscape could have a negative impact on U.S. GDP growth and are likely to be a source of volatility for the markets in the coming months. However, once we have more visibility into the “fiscal cliff” scenarios, market participants may feel better about investing in risky assets for the long term.

We see continued challenges in the global macro backdrop leaving equity markets vulnerable to negative news, especially given that most of the positive catalysts are out and the markets had a healthy run through September 30, 2012. Any negative news from Europe or China or a soft earnings season in the United States will likely trigger a risk aversion trade.

October 2012

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 12

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 13

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	4/1/12	9/30/12	4/1/12 - 9/30/12

CLASS A
Actual	$1,000.00	$1,014.50	$3.78
Hypothetical	$1,000.00	$1,021.25	$3.79
(5% return per
year before expenses)

CLASS B
Actual	$1,000.00	$1,009.60	$8.79
Hypothetical	$1,000.00	$1,016.25	$8.82
(5% return per
year before expenses)

CLASS C
Actual	$1,000.00	$1,009.60	$8.67
Hypothetical	$1,000.00	$1,016.37	$8.70
(5% return per
year before expenses)

CLASS I
Actual	$1,000.00	$1,017.40	$1.06
Hypothetical	$1,000.00	$1,023.95	$1.06
(5% return per
year before expenses)

CLASS Y
Actual	$1,000.00	$1,014.50	$3.02
Hypothetical	$1,000.00	$1,022.00	$3.03
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.75%, 1.75%, 1.73%, 0.21%, and 0.60% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Calvert Social Index Series, Inc.
 and Shareholders of Calvert Social Index Fund:

We have audited the accompanying statement of net assets of the Calvert Social Index Fund (the Fund), the sole series of the Calvert Social Index Series, Inc., as of September 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers or by performing other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Social Index Fund as of September 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
November 29, 2012

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 15

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2012

EQUITY SECURITIES - 98.4%	SHARES	VALUE
Aerospace & Defense - 0.2%
B/E Aerospace, Inc.*	1,981	$83,400
Exelis, Inc.	3,559	36,800
Hexcel Corp.*	1,845	44,317
Rockwell Collins, Inc.	2,708	145,257
Spirit AeroSystems Holdings, Inc.*	2,206	48,995
		358,769

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc	3,076	180,100
Expeditors International of Washington, Inc.	4,011	145,840
FedEx Corp	5,564	470,826
United Parcel Service, Inc., Class B	13,697	980,294
		1,777,060

Airlines - 0.2%
Alaska Air Group, Inc.*	1,351	47,366
Delta Air Lines, Inc.*	16,383	150,068
JetBlue Airways Corp.*	4,632	22,187
Southwest Airlines Co	14,158	124,166
US Airways Group, Inc.*	3,023	31,621
		375,408

Auto Components - 0.4%
BorgWarner, Inc.*	2,180	150,660
Gentex Corp.	2,678	45,553
Johnson Controls, Inc	13,031	357,049
Tenneco, Inc.*	1,134	31,752
TRW Automotive Holdings Corp.*	1,942	84,885
Visteon Corp.*	984	43,748
		713,647

Automobiles - 0.6%
Ford Motor Co.	72,674	716,566
Harley-Davidson, Inc	4,342	183,970
Tesla Motors, Inc.*	1,265	37,039
		937,575

Beverages - 3.2%
Dr Pepper Snapple Group, Inc.	4,012	178,654
Monster Beverage Corp.*	2,971	160,909
PepsiCo, Inc	29,654	2,098,614
The Coca-Cola Co	73,772	2,798,172
		5,236,349

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 16

EQUITY SECURITIES - cont’d	SHARES	VALUE
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc.*	3,678	$420,763
Alkermes plc*	2,318	48,099
Amgen, Inc.	14,686	1,238,324
Ariad Pharmaceuticals, Inc.*	3,166	76,696
Biogen Idec, Inc.*	4,503	671,983
Cepheid, Inc.*	1,231	42,482
Cubist Pharmaceuticals, Inc.*	1,188	56,644
Dendreon Corp.*	2,555	12,341
Gilead Sciences, Inc.*	14,416	956,213
Incyte Corp.*	2,491	44,963
Medivation, Inc.*	1,402	79,017
Myriad Genetics, Inc.*	1,661	44,830
Onyx Pharmaceuticals, Inc.*	1,231	104,019
Pharmacyclics, Inc.*	947	61,081
Regeneron Pharmaceuticals, Inc.*	1,415	216,014
Seattle Genetics, Inc.*	1,959	52,795
United Therapeutics Corp.*	887	49,566
Vertex Pharmaceuticals, Inc.*	4,090	228,835
		4,404,665

Building Products - 0.2%
A.O. Smith Corp.	767	44,133
Lennox International, Inc.	943	45,604
Masco Corp.	6,965	104,823
Owens Corning*	2,258	75,553
		270,113

Capital Markets - 2.6%
Affiliated Managers Group, Inc.*	997	122,631
Bank of New York Mellon Corp	22,509	509,154
BlackRock, Inc	2,437	434,517
Charles Schwab Corp	20,878	267,030
E*Trade Financial Corp.*	4,880	42,993
Eaton Vance Corp.	2,162	62,611
Federated Investors, Inc., Class B	1,785	36,932
Franklin Resources, Inc	2,633	329,309
Goldman Sachs Group, Inc	8,586	976,056
Invesco Ltd.	8,483	211,990
Janus Capital Group, Inc.	3,608	34,059
Jefferies Group, Inc	2,440	33,404
Legg Mason, Inc.	2,290	56,517
Northern Trust Corp.	4,210	195,407
SEI Investments Co.	2,689	57,679
State Street Corp	9,129	383,053
Stifel Financial Corp.*	1,010	33,936
T. Rowe Price Group, Inc	4,836	306,119
TD Ameritrade Holding Corp.	4,373	67,213
Waddell & Reed Financial, Inc	1,614	52,891
		4,213,501

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 17

EQUITY SECURITIES - cont’d	SHARES	VALUE
Chemicals - 1.0%
Air Products & Chemicals, Inc.	4,033	$333,529
Airgas, Inc.	1,321	108,718
Cabot Corp	1,103	40,337
Ecolab, Inc.	5,016	325,087
H.B. Fuller Co	951	29,177
International Flavors & Fragrances, Inc.	1,555	92,647
Praxair, Inc	5,681	590,142
Sensient Technologies Corp	938	34,481
Sigma-Aldrich Corp.	2,301	165,603
		1,719,721

Commercial Banks - 5.1%
Associated Banc-Corp.	3,244	42,724
Bank of Hawaii Corp	854	38,959
BB&T Corp	13,402	444,410
BOK Financial Corp	508	30,023
CapitalSource, Inc	4,287	32,495
CIT Group, Inc.*	3,876	152,676
City National Corp	918	47,286
Comerica, Inc.	3,686	114,450
Commerce Bancshares, Inc.	1,419	57,228
Cullen/Frost Bankers, Inc.	1,170	67,193
East West Bancorp, Inc	2,713	57,299
Fifth Third Bancorp	17,509	271,565
First Horizon National Corp.	4,897	47,158
First Niagara Financial Group, Inc.	6,601	53,402
First Republic Bank	1,288	44,385
FirstMerit Corp	2,117	31,183
FNB Corp.	2,662	29,841
Fulton Financial Corp	3,749	36,965
Hancock Holding Co	1,615	49,984
Huntington Bancshares, Inc	16,689	115,154
IBERIABANK Corp.	568	26,014
KeyCorp	17,977	157,119
M&T Bank Corp	2,293	218,202
PNC Financial Services Group, Inc.	10,087	636,490
Popular, Inc.*	1,919	33,448
Prosperity Bancshares, Inc	882	37,591
Regions Financial Corp	27,305	196,869
Signature Bank*	866	58,091
SunTrust Banks, Inc.	10,260	290,050
Susquehanna Bancshares, Inc.	3,552	37,154
SVB Financial Group*	829	50,121
Synovus Financial Corp.	14,151	33,538
TCF Financial Corp.	3,104	37,062
UMB Financial Corp.	653	31,788
Umpqua Holdings Corp.	2,173	28,010
US Bancorp	36,114	1,238,710
Valley National Bancorp	3,678	36,854
Webster Financial Corp.	1,388	32,896
Wells Fargo & Co	93,604	3,232,146
Westamerica Bancorporation	540	25,407
Zions Bancorporation	3,430	70,847
		8,272,787

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 18

EQUITY SECURITIES - cont’d	SHARES	VALUE
Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	1,944	$61,858
Covanta Holding Corp.	2,564	43,998
Pitney Bowes, Inc	3,823	52,834
RR Donnelley & Sons Co	3,382	35,849
		194,539

Communications Equipment - 3.1%
Acme Packet, Inc.*	1,086	18,571
Adtran, Inc	1,253	21,652
Arris Group, Inc.*	2,190	28,010
Aruba Networks, Inc.*	2,127	47,826
Ciena Corp.*	1,912	26,003
Cisco Systems, Inc.	100,800	1,924,272
F5 Networks, Inc.*	1,505	157,573
Harris Corp	2,205	112,940
InterDigital, Inc.	859	32,024
JDS Uniphase Corp.*	4,344	53,800
Juniper Networks, Inc.*	10,033	171,665
Motorola Solutions, Inc.	5,455	275,750
Plantronics, Inc.	806	28,476
Polycom, Inc.*	3,144	31,031
QUALCOMM, Inc.	32,456	2,028,175
Riverbed Technology, Inc.*	2,974	69,205
Tellabs, Inc.	6,438	22,791
Viasat, Inc.*	790	29,530
		5,079,294

Computers & Peripherals - 9.1%
Apple, Inc.	17,861	11,917,931
Dell, Inc.	27,763	273,743
Diebold, Inc	1,214	40,924
EMC Corp.*	39,990	1,090,527
Hewlett-Packard Co	37,464	639,136
Lexmark International, Inc	1,378	30,661
NCR Corp.*	2,951	68,788
NetApp, Inc.*	6,922	227,595
QLogic Corp.*	1,912	21,835
SanDisk Corp.*	4,602	199,865
Seagate Technology plc	6,737	208,847
Western Digital Corp	4,240	164,215
		14,884,067

Construction & Engineering - 0.1%
AECOM Technology Corp.*	2,154	45,579
EMCOR Group, Inc.	1,285	36,674
Quanta Services, Inc.*	4,020	99,294
		181,547

Construction Materials - 0.0%
Eagle Materials, Inc	870	40,246

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 19

EQUITY SECURITIES - cont’d	SHARES	VALUE
Consumer Finance - 1.4%
American Express Co.	18,793	$1,068,570
Capital One Financial Corp	11,070	631,101
Discover Financial Services	9,811	389,791
SLM Corp.	8,944	140,599
		2,230,061

Containers & Packaging - 0.3%
AptarGroup, Inc.	1,268	65,568
Ball Corp.	2,948	124,730
Bemis Co., Inc.	1,940	61,052
Owens-Illinois, Inc.*	3,095	58,062
Sealed Air Corp	3,349	51,776
Sonoco Products Co.	1,881	58,292
		419,480

Distributors - 0.1%
Genuine Parts Co	2,955	180,344
Pool Corp.	889	36,964
		217,308

Diversified Consumer Services - 0.1%
Coinstar, Inc.*	595	26,763
DeVry, Inc.	1,105	25,150
Sotheby’s	1,263	39,784
		91,697

Diversified Financial Services - 3.4%
Bank of America Corp.	205,350	1,813,240
CBOE Holdings, Inc.	1,662	48,896
CME Group, Inc.	5,829	334,002
IntercontinentalExchange, Inc.*	1,386	184,906
JPMorgan Chase & Co.	72,383	2,930,064
Moody’s Corp	3,746	165,461
NYSE Euronext	4,687	115,535
The NASDAQ OMX Group, Inc	2,257	52,577
		5,644,681

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	109,926	4,144,210
CenturyLink, Inc.	11,864	479,306
Frontier Communications Corp	19,337	94,751
Level 3 Communications, Inc.*	3,083	70,817
tw telecom, Inc.*	2,846	74,195
Windstream Corp.	11,403	115,284
		4,978,563

Electric Utilities - 0.2%
Cleco Corp.	1,145	48,067
Hawaiian Electric Industries, Inc.	1,799	47,332
IDACORP, Inc	932	40,328
ITC Holdings Corp.	962	72,708
OGE Energy Corp	1,910	105,928
Portland General Electric Co.	1,409	38,099
		352,462

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 20

EQUITY SECURITIES - cont’d	SHARES	VALUE
Electrical Equipment - 1.1%
Acuity Brands, Inc.	790	$49,999
AMETEK, Inc.	4,674	165,693
Belden, Inc	882	32,528
Brady Corp.	955	27,963
Cooper Industries plc	3,064	229,984
Emerson Electric Co.	13,858	668,926
General Cable Corp.*	964	28,322
GrafTech International Ltd.*	2,537	22,808
Hubbell, Inc., Class B	1,022	82,516
Polypore International, Inc.*	886	31,320
Regal-Beloit Corp.	779	54,904
Rockwell Automation, Inc.	2,689	187,020
Roper Industries, Inc	1,888	207,472
		1,789,455

Electronic Equipment & Instruments - 1.0%
Amphenol Corp.	3,067	180,585
Anixter International, Inc	556	31,948
Arrow Electronics, Inc.*	2,073	69,881
Avnet, Inc.*	2,693	78,339
Corning, Inc.	28,372	373,092
Dolby Laboratories, Inc.*	996	32,619
FEI Co.	725	38,787
FLIR Systems, Inc	2,893	57,788
Ingram Micro, Inc.*	2,878	43,832
Itron, Inc.*	786	33,916
Jabil Circuit, Inc.	3,563	66,699
Molex, Inc.	2,623	68,932
National Instruments Corp.	1,746	43,947
TE Connectivity Ltd	8,151	277,215
Tech Data Corp.*	719	32,571
Trimble Navigation Ltd.*	2,417	115,194
Vishay Intertechnology, Inc.*	2,785	27,377
		1,572,722

Energy Equipment & Services - 0.7%
Bristow Group, Inc.	654	33,060
Cameron International Corp.*	4,692	263,080
CARBO Ceramics, Inc.	388	24,413
Core Laboratories NV	920	111,762
Dril-Quip, Inc.*	679	48,807
FMC Technologies, Inc.*	4,542	210,295
Helix Energy Solutions Group, Inc.*	1,950	35,626
Key Energy Services, Inc.*	2,828	19,796
Lufkin Industries, Inc	651	35,037
Noble Corp.*	4,813	172,209
SEACOR Holdings, Inc.*	396	33,011
Tidewater, Inc	967	46,928
Unit Corp.*	823	34,154
		1,068,178

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 21

EQUITY SECURITIES - cont’d	SHARES	VALUE
Food & Staples Retailing - 2.1%
Casey’s General Stores, Inc.	710	$40,569
Costco Wholesale Corp	8,238	824,830
CVS Caremark Corp.	24,241	1,173,749
Harris Teeter Supermarkets, Inc.	939	36,471
Safeway, Inc.	4,511	72,582
Sysco Corp	11,177	349,505
United Natural Foods, Inc.*	909	53,131
Walgreen Co.	16,331	595,101
Whole Foods Market, Inc.	3,272	318,693
		3,464,631

Food Products - 1.3%
Campbell Soup Co	3,432	119,502
Darling International, Inc.*	2,190	40,055
Flowers Foods, Inc.	2,193	44,255
General Mills, Inc.	12,352	492,227
Green Mountain Coffee Roasters, Inc.*	2,459	58,401
H.J. Heinz Co	6,101	341,351
Hain Celestial Group, Inc.*	856	53,928
Ingredion, Inc.	1,468	80,975
J.M. Smucker Co.	2,085	179,998
Kellogg Co.	4,704	243,009
McCormick & Co., Inc.	2,527	156,775
Ralcorp Holdings, Inc.*	1,027	74,971
The Hershey Co	2,889	204,801
TreeHouse Foods, Inc.*	692	36,330
		2,126,578

Gas Utilities - 0.4%
AGL Resources, Inc.	2,251	92,088
Atmos Energy Corp.	1,691	60,521
New Jersey Resources Corp	780	35,662
Oneok, Inc	3,907	188,747
Piedmont Natural Gas Co., Inc.	1,346	43,718
Questar Corp.	3,324	67,577
South Jersey Industries, Inc	577	30,541
Southwest Gas Corp.	860	38,012
WGL Holdings, Inc	962	38,720
		595,586

Health Care Equipment & Supplies - 2.4%
Alere, Inc.*	1,557	30,346
Align Technology, Inc.*	1,364	50,427
Becton Dickinson & Co.	3,802	298,685
CareFusion Corp.*	4,333	123,014
Covidien plc	9,148	543,574
DENTSPLY International, Inc.	2,739	104,466
Edwards Lifesciences Corp.*	2,225	238,898
Haemonetics Corp.*	468	37,534
Hologic, Inc.*	5,080	102,819
IDEXX Laboratories, Inc.*	1,066	105,907
Intuitive Surgical, Inc.*	762	377,670

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 22

EQUITY SECURITIES - cont’d	SHARES	VALUE
Health Care Equipment & Supplies - Cont’d
Medtronic, Inc.	19,438	$838,167
ResMed, Inc	2,766	111,940
Sirona Dental Systems, Inc.*	1,046	59,580
St. Jude Medical, Inc.	5,982	252,022
Stryker Corp.	5,509	306,631
Teleflex, Inc.	763	52,525
The Cooper Co.’s, Inc.	909	85,864
Thoratec Corp.*	1,100	38,060
Varian Medical Systems, Inc.*	2,109	127,215
Volcano Corp.*	1,020	29,141
West Pharmaceutical Services, Inc.	648	34,389
		3,948,874

Health Care Providers & Services - 2.1%
AMERIGROUP Corp.*	927	84,756
AmerisourceBergen Corp.	4,794	185,576
Brookdale Senior Living, Inc.*	1,899	44,095
Cardinal Health, Inc.	6,499	253,266
Centene Corp.*	997	37,298
CIGNA Corp	5,532	260,944
Coventry Health Care, Inc	2,550	106,309
DaVita, Inc.*	1,622	168,055
Express Scripts Holding Co.*	15,448	968,126
HCA Holdings, Inc.	3,106	103,274
Health Management Associates, Inc.*	4,924	41,312
Henry Schein, Inc.*	1,686	133,649
HMS Holdings Corp.*	1,590	53,154
Laboratory Corp. of America Holdings*	1,827	168,943
LifePoint Hospitals, Inc.*	933	39,914
Magellan Health Services, Inc.*	529	27,302
McKesson Corp.	4,497	386,877
Mednax, Inc.*	915	68,122
Owens & Minor, Inc.	1,235	36,902
Patterson Co.’s, Inc	1,618	55,400
Quest Diagnostics, Inc.	3,044	193,081
VCA Antech, Inc.*	1,666	32,870
WellCare Health Plans, Inc.*	801	45,297
		3,494,522

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	3,263	40,559
athenahealth, Inc.*	685	62,863
Cerner Corp.*	2,801	216,825
		320,247

Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	1,414	49,914
Cheesecake Factory, Inc.	984	35,178
Chipotle Mexican Grill, Inc.*	603	191,477
Darden Restaurants, Inc	2,489	138,762
Panera Bread Co.*	547	93,477
Ryman Hospitality Properties*	936	37,000
Starbucks Corp.	14,481	734,911

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 23

EQUITY SECURITIES - cont’d	SHARES	VALUE
Hotels, Restaurants & Leisure - Cont’d
Vail Resorts, Inc	679	$39,144
Wendy’s Co.	5,360	24,388
		1,344,251

Household Durables - 0.4%
D.R. Horton, Inc	5,379	111,023
Garmin Ltd	2,219	92,621
Harman International Industries, Inc	1,315	60,700
Mohawk Industries, Inc.*	1,070	85,621
PulteGroup, Inc.*	6,539	101,355
Tempur-Pedic International, Inc.*	1,134	33,895
Tupperware Brands Corp	1,053	56,430
Whirlpool Corp.	1,491	123,619
		665,264

Household Products - 3.4%
Church & Dwight Co., Inc.	2,692	145,341
Colgate-Palmolive Co.	8,509	912,335
Kimberly-Clark Corp.	7,524	645,409
Procter & Gamble Co	52,481	3,640,082
The Clorox Co	2,469	177,891
		5,521,058

Industrial Conglomerates - 1.1%
3M Co.	12,118	1,119,946
Carlisle Co.’s, Inc	1,145	59,448
Danaher Corp.	11,144	614,592
		1,793,986

Insurance - 3.4%
ACE Ltd.	6,461	488,452
Aflac, Inc.	8,922	427,185
Alleghany Corp.*	328	113,140
Allied World Assurance Co. Holdings AG	697	53,843
American Financial Group, Inc	1,502	56,926
Aon plc	6,143	321,217
Arch Capital Group Ltd.*	2,624	109,368
Arthur J. Gallagher & Co.	2,292	82,099
Aspen Insurance Holdings Ltd	1,328	40,491
Assured Guaranty Ltd.	3,697	50,353
AXIS Capital Holdings Ltd	2,257	78,814
Brown & Brown, Inc.	2,180	56,833
Cincinnati Financial Corp.	2,787	105,599
CNO Financial Group, Inc	4,243	40,945
Endurance Specialty Holdings Ltd	840	32,340
Erie Indemnity Co.	526	33,806
Everest Re Group Ltd.	987	105,570
Fidelity National Financial, Inc	4,016	85,902
First American Financial Corp.	1,976	42,820
Genworth Financial, Inc.*	9,168	47,949
Hanover Insurance Group, Inc.	852	31,746
Hartford Financial Services Group, Inc	8,304	161,430
HCC Insurance Holdings, Inc.	1,899	64,357

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 24

EQUITY SECURITIES - cont’d	SHARES	VALUE
Insurance - Cont’d
Lincoln National Corp	5,319	$128,667
Markel Corp.*	172	78,860
MBIA, Inc.*	2,696	27,311
PartnerRe Ltd.	1,203	89,359
Platinum Underwriters Holdings Ltd	675	27,587
Principal Financial Group, Inc	5,285	142,378
ProAssurance Corp	584	52,817
Progressive Corp.	10,678	221,462
Protective Life Corp	1,520	39,839
Prudential Financial, Inc.	8,879	483,994
RenaissanceRe Holdings Ltd.	971	74,806
StanCorp Financial Group, Inc	863	26,960
The Chubb Corp.	5,065	386,358
Torchmark Corp	1,817	93,303
Travelers Co.’s, Inc.	7,342	501,165
Unum Group	5,337	102,577
Validus Holdings Ltd	1,790	60,699
White Mountains Insurance Group Ltd	105	53,901
Willis Group Holdings plc	3,321	122,611
WR Berkley Corp.	2,178	81,653
XL Group plc	5,825	139,975
		5,567,467

Internet & Catalog Retail - 1.7%
Amazon.com, Inc.*	6,891	1,752,519
Expedia, Inc.	1,784	103,186
Liberty Media Corp. - Interactive*	9,850	182,225
Liberty Ventures:
Common*	554	27,501
Rights*	1	13
Netflix, Inc.*	1,038	56,509
priceline.com, Inc.*	949	587,175
TripAdvisor, Inc.*	2,088	68,758
		2,777,886

Internet Software & Services - 3.6%
Akamai Technologies, Inc.*	3,378	129,242
AOL, Inc.*	1,754	61,793
CoStar Group, Inc.*	510	41,585
eBay, Inc.*	22,099	1,069,813
Equinix, Inc.*	907	186,887
Google, Inc.*	5,047	3,807,963
LinkedIn Corp.*	1,268	152,667
Rackspace Hosting, Inc.*	2,067	136,608
Yahoo!, Inc.*	19,863	317,311
		5,903,869

IT Services - 6.4%
Accenture plc	12,095	847,013
Alliance Data Systems Corp.*	968	137,408
Amdocs Ltd.	3,158	104,182
Automatic Data Processing, Inc.	9,232	541,549

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 25

EQUITY SECURITIES - cont’d	SHARES	VALUE
IT Services - Cont’d
Broadridge Financial Solutions, Inc.	2,315	$54,009
Cognizant Technology Solutions Corp.*	5,689	397,775
Computer Sciences Corp.	2,977	95,889
Convergys Corp.	1,977	30,980
CoreLogic, Inc.*	1,996	52,954
DST Systems, Inc.	584	33,031
Fidelity National Information Services, Inc	4,771	148,951
Fiserv, Inc.*	2,585	191,367
Gartner, Inc.*	1,780	82,040
Genpact Ltd	2,550	42,534
Global Payments, Inc	1,469	61,448
International Business Machines Corp.	20,468	4,246,087
Iron Mountain, Inc	2,878	98,169
Jack Henry & Associates, Inc.	1,616	61,246
Lender Processing Services, Inc.	1,583	44,150
MasterCard, Inc.	2,050	925,534
NeuStar, Inc.*	1,226	49,077
Paychex, Inc	6,151	204,767
Teradata Corp.*	3,212	242,217
Total System Services, Inc	3,081	73,020
VeriFone Systems, Inc.*	1,988	55,366
Visa, Inc.	9,959	1,337,294
Western Union Co	11,478	209,129
Wright Express Corp.*	725	50,547
		10,417,733

Leisure Equipment & Products - 0.3%
Hasbro, Inc.	2,244	85,654
Mattel, Inc.	6,563	232,855
Polaris Industries, Inc	1,213	98,095
		416,604

Life Sciences - Tools & Services - 0.8%
Agilent Technologies, Inc	6,689	257,192
Bio-Rad Laboratories, Inc.*	364	38,846
Illumina, Inc.*	2,353	113,415
Life Technologies Corp.*	3,340	163,259
Mettler-Toledo International, Inc.*	591	100,908
Techne Corp	695	49,998
Thermo Fisher Scientific, Inc	6,965	409,751
Waters Corp.*	1,670	139,161
		1,272,530

Machinery - 2.5%
Actuant Corp.	1,388	39,725
AGCO Corp.*	1,869	88,740
CLARCOR, Inc	945	42,175
Cummins, Inc	3,374	311,117
Deere & Co.	7,463	615,623
Donaldson Co., Inc.	2,678	92,953
Dover Corp	3,483	207,204
Eaton Corp.	6,477	306,103

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 26

EQUITY SECURITIES - cont’d	SHARES	VALUE
Machinery - Cont’d
Gardner Denver, Inc	939	$56,725
Graco, Inc.	1,141	57,370
Harsco Corp.	1,556	31,945
IDEX Corp.	1,559	65,119
Illinois Tool Works, Inc	8,218	488,724
Lincoln Electric Holdings, Inc.	1,582	61,777
Middleby Corp.*	363	41,977
Nordson Corp	1,112	65,185
PACCAR, Inc.	6,735	269,568
Pall Corp.	2,239	142,154
Parker Hannifin Corp.	2,847	237,952
Pentair, Inc.*	1,904	84,747
Robbins & Myers, Inc.	811	48,336
Snap-on, Inc.	1,127	80,998
SPX Corp.	956	62,532
Stanley Black & Decker, Inc.	3,203	244,229
Terex Corp.*	2,055	46,402
The Toro Co.	1,110	44,156
Valmont Industries, Inc.	446	58,649
WABCO Holdings, Inc.*	1,231	70,992
Woodward, Inc.	1,091	37,072
Xylem, Inc.	3,536	88,930
		4,089,179

Marine - 0.0%
Kirby Corp.*	1,044	57,712

Media - 3.1%
AMC Networks, Inc.*	1,092	47,524
CBS Corp., Class B	11,341	412,019
Charter Communications, Inc.*	864	64,860
DIRECTV*	11,963	627,579
Discovery Communications, Inc.*	4,709	280,798
DISH Network Corp	4,345	133,000
DreamWorks Animation SKG, Inc.*	1,323	25,441
Gannett Co., Inc	4,409	78,260
John Wiley & Sons, Inc	892	40,987
Lamar Advertising Co.*	1,129	41,841
Liberty Global, Inc.*	4,766	289,535
Liberty Media Corp. - Liberty Capital*	2,120	220,840
Madison Square Garden Co.*	1,158	46,633
McGraw-Hill Co.’s, Inc.	5,394	294,458
Morningstar, Inc.	452	28,313
Omnicom Group, Inc	5,061	260,945
Scripps Networks Interactive, Inc.	1,676	102,621
Sirius XM Radio, Inc.*	73,041	189,907
Time Warner Cable, Inc.	5,837	554,865
Time Warner, Inc.	18,081	819,612
Viacom, Inc., Class B	9,020	483,382
Washington Post Co., Class B	91	33,036
		5,076,456

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 27

EQUITY SECURITIES - cont’d	SHARES	VALUE
Metals & Mining - 0.1%
Compass Minerals International, Inc.	614	$45,798
Reliance Steel & Aluminum Co	1,454	76,117
		121,915

Multiline Retail - 1.1%
Big Lots, Inc.*	1,230	36,383
Dillard’s, Inc.	583	42,162
Dollar General Corp.*	4,242	218,633
Dollar Tree, Inc.*	4,388	211,831
Family Dollar Stores, Inc.	1,848	122,522
Kohl’s Corp.	4,110	210,514
Nordstrom, Inc.	2,910	160,574
Target Corp.	12,478	791,979
		1,794,598

Multi-Utilities - 0.5%
Avista Corp.	1,119	28,803
CMS Energy Corp.	5,070	119,398
Consolidated Edison, Inc.	5,580	334,186
Integrys Energy Group, Inc	1,513	78,979
MDU Resources Group, Inc	3,598	79,300
NiSource, Inc	5,506	140,293
		780,959

Office Electronics - 0.1%
Xerox Corp.	24,908	182,825
Zebra Technologies Corp.*	975	36,601
		219,426

Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc.*	4,085	63,522
Cimarex Energy Co	1,657	97,017
Denbury Resources, Inc.*	7,590	122,654
Energen Corp	1,357	71,120
EOG Resources, Inc	5,145	576,497
EQT Corp.	2,890	170,510
Pioneer Natural Resources Co	2,361	246,489
Plains Exploration & Production Co.*	2,498	93,600
QEP Resources, Inc.	3,428	108,531
Range Resources Corp.	3,121	218,064
SM Energy Co.	1,194	64,607
Southwestern Energy Co.*	6,707	233,270
Spectra Energy Corp.	12,440	365,239
Whiting Petroleum Corp.*	2,269	107,505
World Fuel Services Corp.	1,328	47,290
		2,585,915

Paper & Forest Products - 0.1%
Domtar Corp.	683	53,472
MeadWestvaco Corp	3,351	102,541
		156,013

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 28

EQUITY SECURITIES - cont’d	SHARES	VALUE
Personal Products - 0.3%
Avon Products, Inc.	8,347	$133,135
Estee Lauder Co.’s, Inc.	4,574	281,621
		414,756

Pharmaceuticals - 3.5%
Allergan, Inc	5,859	536,567
Bristol-Myers Squibb Co.	31,993	1,079,764
Endo Health Solutions, Inc.*	2,186	69,340
Hospira, Inc.*	3,195	104,860
Johnson & Johnson	52,534	3,620,118
Medicis Pharmaceutical Corp.	1,153	49,890
Perrigo Co.	1,674	194,469
Questcor Pharmaceuticals, Inc.*	1,137	21,034
Salix Pharmaceuticals Ltd.*	997	42,213
Viropharma, Inc.*	1,309	39,558
VIVUS, Inc.*	1,912	34,072
		5,791,885

Professional Services - 0.3%
Acacia Research Corp.*	947	25,957
FTI Consulting, Inc.*	805	21,478
IHS, Inc.*	952	92,677
Manpower, Inc	1,504	55,347
Robert Half International, Inc.	2,682	71,422
The Dun & Bradstreet Corp	855	68,075
Towers Watson & Co	1,099	58,302
Verisk Analytics, Inc.*	2,697	128,404
		521,662

Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.*	817	24,126
CBRE Group, Inc.*	5,807	106,907
Forest City Enterprises, Inc.*	2,592	41,083
Howard Hughes Corp.*	535	38,012
Jones Lang LaSalle, Inc.	815	62,225
The St. Joe Co.*	1,721	33,560
		305,913

Road & Rail - 0.4%
Avis Budget Group, Inc.*	1,970	30,299
Con-way, Inc.	1,081	29,587
Dollar Thrifty Automotive Group, Inc.*	534	46,421
Genesee & Wyoming, Inc.*	751	50,212
Hertz Global Holdings, Inc.*	5,686	78,069
JB Hunt Transport Services, Inc.	1,724	89,717
Kansas City Southern	2,126	161,108
Landstar System, Inc.	880	41,606
Old Dominion Freight Line, Inc.*	1,346	40,595
Ryder System, Inc.	991	38,708
		606,322

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 29

EQUITY SECURITIES - cont’d	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc.*	10,997	$37,060
Altera Corp.	6,095	207,139
Analog Devices, Inc.	5,769	226,087
Applied Materials, Inc	23,579	263,260
Atmel Corp.*	8,326	43,795
Cavium, Inc.*	908	30,264
Cirrus Logic, Inc.*	1,230	47,220
Cymer, Inc.*	591	30,176
Cypress Semiconductor Corp.*	2,604	27,915
Fairchild Semiconductor International, Inc.*	2,394	31,409
Hittite Microwave Corp.*	546	30,287
Intel Corp.	95,330	2,162,084
Intersil Corp.	2,434	21,298
KLA-Tencor Corp.	3,172	151,320
Lam Research Corp.*	3,473	110,389
Linear Technology Corp.	4,387	139,726
LSI Corp.*	10,921	75,464
Marvell Technology Group Ltd.	9,499	86,916
Microchip Technology, Inc	3,694	120,942
Micron Technology, Inc.*	19,268	115,319
NVIDIA Corp.*	11,971	159,693
ON Semiconductor Corp.*	8,513	52,525
PMC - Sierra, Inc.*	4,522	25,504
Semtech Corp.*	1,226	30,834
Silicon Laboratories, Inc.*	732	26,908
Skyworks Solutions, Inc.*	3,673	86,554
Teradyne, Inc.*	3,479	49,471
Texas Instruments, Inc	21,679	597,256
Xilinx, Inc.	5,074	169,522
		5,156,337

Software - 4.9%
ACI Worldwide, Inc.*	747	31,568
Adobe Systems, Inc.*	9,370	304,150
ANSYS, Inc.*	1,759	129,111
Ariba, Inc.*	1,871	83,821
Aspen Technology, Inc.*	1,783	46,091
Autodesk, Inc.*	4,392	146,561
BMC Software, Inc.*	2,795	115,965
CA, Inc.	6,524	168,091
Cadence Design Systems, Inc.*	5,153	66,293
Citrix Systems, Inc.*	3,562	272,742
Commvault Systems, Inc.*	796	46,725
Compuware Corp.*	4,105	40,681
Concur Technologies, Inc.*	878	64,735
Electronic Arts, Inc.*	6,066	76,978
FactSet Research Systems, Inc.	801	77,232
Fortinet, Inc.*	2,502	60,398
Informatica Corp.*	2,031	70,699
Intuit, Inc.	5,289	311,416
MICROS Systems, Inc.*	1,561	76,676
Microsoft Corp.	143,768	4,281,411
Nuance Communications, Inc.*	4,692	116,784
Parametric Technology Corp.*	2,216	48,309

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 30

EQUITY SECURITIES - cont’d	SHARES	VALUE
Software - Cont’d
Progress Software Corp.*	1,201	$25,689
QLIK Technologies, Inc.*	1,401	31,396
Quest Software, Inc. (b)*	1,066	29,848
Red Hat, Inc.*	3,678	209,425
Rovi Corp.*	2,128	30,877
Salesforce.com, Inc.*	2,427	370,579
SolarWinds, Inc.*	1,159	64,603
Solera Holdings, Inc.	1,303	57,163
Symantec Corp.*	13,394	241,092
Synopsys, Inc.*	2,825	93,282
TIBCO Software, Inc.*	2,934	88,695
Ultimate Software Group, Inc.*	510	52,071
VMware, Inc.*	1,629	157,589
		8,088,746

Specialty Retail - 3.5%
Aaron’s, Inc	1,329	36,959
Advance Auto Parts, Inc	1,419	97,116
American Eagle Outfitters, Inc	3,408	71,841
ANN, Inc.*	940	35,466
Ascena Retail Group, Inc.*	2,394	51,351
Bed Bath & Beyond, Inc.*	4,423	278,649
Best Buy Co., Inc	5,067	87,102
CarMax, Inc.*	4,377	123,869
Chico’s FAS, Inc.	3,146	56,974
GameStop Corp	2,476	51,996
GNC Holdings, Inc.	1,503	58,572
Limited Brands, Inc.	4,545	223,887
Lowe’s Co.’s, Inc	21,733	657,206
O’Reilly Automotive, Inc.*	2,265	189,399
PetSmart, Inc.	2,100	144,858
Pier 1 Imports, Inc	2,058	38,567
Ross Stores, Inc	4,266	275,584
Sally Beauty Holdings, Inc.*	3,029	75,998
Signet Jewelers Ltd	1,541	75,139
Staples, Inc	13,002	149,783
The Gap, Inc.	5,681	203,266
The Home Depot, Inc.	28,723	1,734,007
Tiffany & Co.	2,268	140,344
TJX Co.’s, Inc	14,026	628,225
Tractor Supply Co.	1,350	133,502
Ulta Salon Cosmetics & Fragrance, Inc.	1,121	107,958
Williams-Sonoma, Inc.	1,676	73,694
		5,801,312

Textiles, Apparel & Luxury Goods - 0.7%
CROCS, Inc.*	1,678	27,200
Deckers Outdoor Corp.*	747	27,370
Fossil, Inc.*	1,043	88,342
Hanesbrands, Inc.*	1,808	57,639
Nike, Inc., Class B	7,005	664,845

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 31

EQUITY SECURITIES - cont’d	SHARES	VALUE
Textiles, Apparel & Luxury Goods - Cont’d
PVH Corp.	1,344	$125,960
Under Armour, Inc.*	1,472	82,182
Wolverine World Wide, Inc.	906	40,199
		1,113,737

Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	2,773	33,165
Hudson City Bancorp, Inc	9,154	72,866
New York Community Bancorp, Inc.	8,439	119,496
Ocwen Financial Corp.*	2,210	60,576
People’s United Financial, Inc.	6,898	83,742
Washington Federal, Inc.	2,082	34,728
		404,573

Trading Companies & Distributors - 0.4%
Air Lease Corp.*	1,273	25,969
Fastenal Co.	5,135	220,754
MSC Industrial Direct Co., Inc.	869	58,623
United Rentals, Inc.*	1,766	57,766
W.W. Grainger, Inc	1,142	237,959
Watsco, Inc	565	42,821
WESCO International, Inc.*	808	46,218
		690,110

Water Utilities - 0.0%
Aqua America, Inc.	2,597	64,302

Wireless Telecommunication Services - 0.4%
Crown Castle International Corp.*	5,583	357,870
MetroPCS Communications, Inc.*	5,991	70,155
NII Holdings, Inc.*	3,316	26,031
SBA Communications Corp.*	2,350	147,815
Telephone & Data Systems, Inc.	1,902	48,710
		650,581

Total Equity Securities (Cost $129,850,528)		161,147,390

	PRINCIPAL
U.S. TREASURY OBLIGATIONS - 0.4%	AMOUNT
United States Treasury Bills, 0.10%, 12/13/12^	$ 650,000	649,815

Total U.S. Treasury Obligations (Cost $649,815)		649,815

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 32

	PRINCIPAL
TIME DEPOSIT - 0.9%	AMOUNT	VALUE
State Street Bank Time Deposit, 0.113%, 10/1/12	$1,422,042	$1,422,042

Total Time Deposit (Cost $1,422,042)		1,422,042

TOTAL INVESTMENTS (Cost $131,922,385) - 99.7%		163,219,247
Other assets and liabilities, net - 0.3%		471,339
NET ASSETS - 100%		$163,690,586

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 7,378,499 shares outstanding		$73,602,706
Class B: 157,297 shares outstanding		1,618,980
Class C: 787,398 shares outstanding		8,906,030
Class I: 3,060,260 shares outstanding		41,766,682
Class Y: 948,622 shares outstanding		12,317,995
Undistributed net investment income		1,080,727
Accumulated net realized gain (loss)		(6,871,551)
Net unrealized appreciation (depreciation)		31,269,017

NET ASSETS		$163,690,586

NET ASSET VALUE PER SHARE
Class A (based on net assets of $97,904,051)		$13.27
Class B (based on net assets of $1,989,327)		$12.65
Class C (based on net assets of $9,958,416)		$12.65
Class I (based on net assets of $41,249,407)		$13.48
Class Y (based on net assets of $12,589,385)		$13.27

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 33

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	11	12/12	$614,240	($10,220)
E-Mini S&P 500 Index^	22	12/12	1,577,620	(17,625)
Total Purchased				($27,845)

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by $650,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:

plc: Public Limited Company

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 34

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2012

NET INVESTMENT INCOME
Investment Income:
Interest income	$3,416
Dividend income (net of foreign taxes withheld of $605)	2,333,447
Total investment income	2,336,863

Expenses:
Investment advisory fee	262,682
Transfer agency fees and expenses	281,907
Distribution Plan expenses:
Class A	219,809
Class B	22,651
Class C	79,400
Directors’ fees and expenses	16,515
Administrative fees	230,846
Accounting fees	20,930
Custodian fees	68,672
Registration fees	59,785
Reports to shareholders	35,720
Professional fees	27,883
Miscellaneous	29,351
Total expenses	1,356,151
Reimbursement from Advisor:
Class A	(316,883)
Class B	(14,258)
Class C	(12,408)
Class I	(97,000)
Class Y	(3,510)
Fees paid indirectly	(63)
Net expenses	912,029

NET INVESTMENT INCOME	1,424,834

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	953,806
Futures	820,569
1,774,375
Change in unrealized appreciation (depreciation) on:
Investments	28,926,568
Futures	23,269
28,949,837

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,724,212

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$32,149,046

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 35

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	September 30,	September 30,
INCREASE (DECREASE) IN NET ASSETS	2012	2011
Operations:
Net investment income	$1,424,834	$1,057,860
Net realized gain (loss)	1,774,375	1,310,031
Change in unrealized appreciation (depreciation)	28,949,837	(2,697,311)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,149,046	(329,420)

Distributions to shareholders from:
Net investment income:
Class A shares	(705,939)	(539,608)
Class I shares	(442,162)	(373,939)
Total distributions	(1,148,101)	(913,547)

Capital share transactions:
Shares sold:
Class A shares	21,978,733	14,771,888
Class B shares	16,998	42,880
Class C shares	2,809,321	1,625,236
Class I shares	13,354,751	3,924,406
Class Y shares	14,297,242	—
Reinvestment of distributions:
Class A shares	653,996	485,156
Class I shares	442,162	362,961
Redemption fees:
Class A shares	410	76
Class C shares	111	16
Shares redeemed:
Class A shares	(17,135,467)	(14,494,970)
Class B shares	(925,269)	(692,338)
Class C shares	(751,682)	(1,549,376)
Class I shares	(6,975,861)	(6,432,509)
Class Y shares	(1,979,247)	—
Total capital share transactions	25,786,198	(1,956,574)

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,787,143	(3,199,541)

NET ASSETS
Beginning of year	106,903,443	110,102,984
End of year (including undistributed net investment
income of $1,080,727 and $803,994, respectively)	$163,690,586	$106,903,443

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 36

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	September 30,	September 30,
CAPITAL SHARE ACTIVITY	2012	2011
Shares sold:
Class A shares	1,795,066	1,289,237
Class B shares	1,443	3,825
Class C shares	235,042	146,403
Class I shares	1,042,439	337,479
Class Y shares	1,095,517	—
Reinvestment of distributions:
Class A shares	58,081	42,187
Class I shares	38,820	31,155
Shares redeemed:
Class A shares	(1,408,613)	(1,263,017)
Class B shares	(79,538)	(63,102)
Class C shares	(65,489)	(140,700)
Class I shares	(562,851)	(554,515)
Class Y shares	(146,895)	—
	2,003,022	(171,048)

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 37

NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers five classes of shares of capital stock - Classes A, B, C, I, and Y. The Fund began offering Class Y shares on July 13, 2012. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 38

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund’s investments by major category are as follows: Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded.

If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term instruments of sufficient credit quality with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book

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values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At September 30, 2012, securities valued at $29,848, or 0.02% of net assets, were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

		VALUATION INPUTS
INVESTMENTS IN SECURITIES	Level 1	Level 2	Level 3	Total
Equity securities *	$161,117,542	$29,848	—	$161,147,390
Other debt obligations	—	1,422,042	—	1,422,042
U.S. government obligations	—	649,815	—	649,815
TOTAL	$161,117,542	$2,101,705	—	$163,219,247

Other financial instruments**	($27,845)	—	—	($27,845)

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Fund is subject to market risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker

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are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the year, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position.

During the year, the Fund invested in E-Mini S&P 500 Index and E-Mini NASDAQ 100 Index futures. The Fund’s futures contracts at year end, as presented in the Statement of Net Assets, are generally indicative of the volume of futures contract activity during the year.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

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Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of this pronouncement will have on the Fund’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company (formerly known as UNIFI Mutual Holding Company). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .20% of the Fund’s average daily net assets. Under the terms of the agreement, $26,641 was payable at year end. In addition, $14,011 was payable at year end for operating expenses paid by the Advisor during September 2012.

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The Advisor has contractually agreed to limit net annual fund operating expenses for Class A, B, and C through January 31, 2013, for Class I through January 31, 2016, and for Class Y through January 31, 2014. The contractual expense cap is .75%, 1.75%, 1.75%, .21%, and .60% for Class A, B, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .20% for Classes A, B, C, and Y shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $23,379 was payable at year end.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, B, and C shares, allow the Fund to pay CID for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00%, and 1.00% annually of average daily net assets of each Class A, B, and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly of .25%, 1.00%, and 1.00% of the Fund’s average daily net assets of Class A, B, and C, respectively. Class I and Class Y do not have Distribution Plan expenses. Under the terms of the agreement, $29,655 was payable at year end.

CID received $33,062 as its portion of commissions charged on sales of the Fund’s Class A shares for the year ended September 30, 2012.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received fees of $26,773 for the year ended September 30, 2012. Under the terms of the agreement, $2,378 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $44,000 plus a meeting fee of $2,000 for each Board meeting attended. Additional fees of up to $5,000 annually may be paid to the Board chair and Committee chairs ($10,000 for the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Directors’ fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

During the year, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $36,056,771 and $8,915,584, respectively.

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CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE
30-Sep-17	($131,673)
30-Sep-18	(2,870,112)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

The tax character of dividends and distributions paid during the years ended September 30, 2012 and September 30, 2011 were as follows:

Distributions paid from:	2012	2011
Ordinary income	$1,148,101	$913,547
Total	$1,148,101	$913,547

As of September 30, 2012, the tax basis components of distributable earnings/(accumulated losses) and the federal tax cost were as follows:

Unrealized appreciation	$37,579,007
Unrealized (depreciation)	(10,179,756)
Net unrealized appreciation/(depreciation)	$27,399,251

Undistributed ordinary income	$1,080,727
Capital loss carryforward	($3,001,785)

Federal income tax cost of investments	$135,819,996

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to temporary book-tax differences that will reverse in a subsequent period. These differences are mainly due to wash sales and Section 1256 contracts.

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NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no borrowings under the agreement during the year ended September 30, 2012.

NOTE E – SUBSEQUENT EVENTS

In preparing the financial statements as of September 30, 2012, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

		YEARS ENDED

CLASS A SHARES	September 30,	September 30,	September 30,
	2012 (z)	2011 (z)	2010
Net asset value, beginning	$10.35	$10.48	$9.70
Income from investment operations:
Net investment income	.13	.09	.08
Net realized and unrealized gain (loss)	2.89	(.14)	.80
Total from investment operations	3.02	(.05)	.88
Distributions from:
Net investment income	(.10)	(.08)	(.10)
Total distributions	(.10)	(.08)	(.10)
Total increase (decrease) in net asset value	2.92	(.13)	.78
Net asset value, ending	$13.27	$10.35	$10.48

Total return*	29.36%	(.57%)	9.06%
Ratios to average net assets: A
Net investment income	1.03%	.81%	.77%
Total expenses	1.11%	.99%	1.06%
Expenses before offsets	.75%	.75%	.75%
Net expenses	.75%	.75%	.75%
Portfolio turnover	7%	8%	10%
Net assets, ending (in thousands)	$97,904	$71,741	$71,952

		YEARS ENDED

CLASS A SHARES		September 30,	September 30,
		2009 (z)	2008
Net asset value, beginning		$10.44	$13.67
Income from investment operations:
Net investment income		.11	.14
Net realized and unrealized gain (loss)		(.75)	(3.23)
Total from investment operations		(.64)	(3.09)
Distributions from:
Net investment income		(.10)	(.14)
Total distributions		(.10)	(.14)
Total increase (decrease) in net asset value		(.74)	(3.23)
Net asset value, ending		$9.70	$10.44

Total return*		(5.80%)	(22.81%)
Ratios to average net assets: A
Net investment income		1.34%	1.14%
Total expenses		1.16%	1.10%
Expenses before offsets		.75%	.76%
Net expenses		.75%	.75%
Portfolio turnover		16%	14%
Net assets, ending (in thousands)		$63,609	$44,439

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

		YEARS ENDED

CLASS B SHARES	September 30,	September 30,	September 30,
	2012 (z)	2011 (z)	2010
Net asset value, beginning	$9.87	$10.03	$9.30
Income from investment operations:
Net investment income (loss)	—	(.02)	(.06)
Net realized and unrealized gain (loss)	2.78	(.14)	.80
Total from investment operations	2.78	(.16)	.74
Distributions from:
Net investment income	—	—	(.01)
Total distributions	—	—	(.01)
Total increase (decrease) in net asset value	2.78	(.16)	.73
Net asset value, ending	$12.65	$9.87	$10.03

Total return*	28.17%	(1.60%)	7.94%
Ratios to average net assets: A
Net investment income (loss)	.04%	(.19%)	(.23%)
Total expenses	2.38%	2.31%	2.30%
Expenses before offsets	1.75%	1.75%	1.75%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	7%	8%	10%
Net assets, ending (in thousands)	$1,989	$2,324	$2,956

		YEARS ENDED

CLASS B SHARES		September 30,	September 30,
		2009 (z)	2008
Net asset value, beginning		$10.01	$13.11
Income from investment operations:
Net investment income		.03	.01
Net realized and unrealized gain (loss)		(.71)	(3.10)
Total from investment operations		(.68)	(3.09)
Distributions from:
Net investment income		(.03)	(.01)
Total distributions		(.03)	(.01)
Total increase (decrease) in net asset value		(.71)	(3.10)
Net asset value, ending		$9.30	$10.01

Total return*		(6.67%)	(23.57%)
Ratios to average net assets: A
Net investment income		.37%	.14%
Total expenses		2.46%	2.11%
Expenses before offsets		1.75%	1.76%
Net expenses		1.75%	1.75%
Portfolio turnover		16%	14%
Net assets, ending (in thousands)		$3,433	$4,117

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

		YEARS ENDED

CLASS C SHARES	September 30,	September 30,	September 30,
	2012 (z)	2011 (z)	2010
Net asset value, beginning	$9.87	$10.03	$9.29
Income from investment operations:
Net investment income (loss)	.01	(.02)	(.02)
Net realized and unrealized gain (loss)	2.77	(.14)	.77
Total from investment operations	2.78	(.16)	.75
Distributions from:
Net investment income	—	—	(.01)
Total distributions	—	—	(.01)
Total increase (decrease) in net asset value	2.78	(.16)	.74
Net asset value, ending	$12.65	$9.87	$10.03

Total return*	28.17%	(1.60%)	8.04%
Ratios to average net assets: A
Net investment income (loss)	.04%	(.19%)	(.23%)
Total expenses	1.89%	1.95%	2.06%
Expenses before offsets	1.74%	1.75%	1.75%
Net expenses	1.74%	1.75%	1.75%
Portfolio turnover	7%	8%	10%
Net assets, ending (in thousands)	$9,958	$6,098	$6,139

		YEARS ENDED

CLASS C SHARES		September 30,	September 30,
		2009 (z)	2008
Net asset value, beginning		$10.01	$13.10
Income from investment operations:
Net investment income		.03	.01
Net realized and unrealized gain (loss)		(.72)	(3.09)
Total from investment operations		(.69)	(3.08)
Distributions from:
Net investment income		(.03)	(.01)
Total distributions		(.03)	(.01)
Total increase (decrease) in net asset value		(.72)	(3.09)
Net asset value, ending		$9.29	$10.01

Total return*		(6.80%)	(23.51%)
Ratios to average net assets: A
Net investment income		.36%	.14%
Total expenses		2.23%	1.97%
Expenses before offsets		1.75%	1.76%
Net expenses		1.75%	1.75%
Portfolio turnover		16%	14%
Net assets, ending (in thousands)		$5,607	$6,141

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

		YEARS ENDED

CLASS I SHARES	September 30,	September 30,	September 30,
	2012 (z)	2011 (z)	2010
Net asset value, beginning	$10.52	$10.65	$9.85
Income from investment operations:
Net investment income	.19	.16	.13
Net realized and unrealized gain (loss)	2.95	(.15)	.81
Total from investment operations	3.14	.01	.94
Distributions from:
Net investment income	(.18)	(.14)	(.14)
Total distributions	(.18)	(.14)	(.14)
Total increase (decrease) in net asset value	2.96	(.13)	.80
Net asset value, ending	$13.48	$10.52	$10.65

Total return*	30.11%	(.06%)	9.62%
Ratios to average net assets: A
Net investment income	1.57%	1.35%	1.32%
Total expenses	.51%	.52%	.55%
Expenses before offsets	.21%	.21%	.21%
Net expenses	.21%	.21%	.21%
Portfolio turnover	7%	8%	10%
Net assets, ending (in thousands)	$41,249	$26,741	$29,055

		YEARS ENDED

CLASS I SHARES		September 30,	September 30,
		2009 (z)	2008
Net asset value, beginning		$10.65	$13.92
Income from investment operations:
Net investment income		.15	.18
Net realized and unrealized gain (loss)		(.77)	(3.25)
Total from investment operations		(.62)	(3.07)
Distributions from:
Net investment income		(.18)	(.20)
Total distributions		(.18)	(.20)
Total increase (decrease) in net asset value		(.80)	(3.27)
Net asset value, ending		$9.85	$10.65

Total return*		(5.26%)	(22.34%)
Ratios to average net assets: A
Net investment income		1.88%	1.68%
Total expenses		.63%	.57%
Expenses before offsets		.21%	.22%
Net expenses		.21%	.21%
Portfolio turnover		16%	14%
Net assets, ending (in thousands)		$21,781	$21,342

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIOD ENDED
	September 30,
CLASS Y SHARES	2012	#(z)
Net asset value, beginning	$12.42
Income from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss)	.82
Total from investment operations	.85
Distributions from:
Net investment income	—
Total distributions	—
Total increase (decrease) in net asset value	.85%
Net asset value, ending	$13.27

Total return*	6.84%
Ratios to average net assets: A
Net investment income	1.16	% (a)
Total expenses	.86	% (a)
Expenses before offsets	.60	% (a)
Net expenses	.60	% (a)
Portfolio turnover	7%
Net assets, ending (in thousands)	$12,589

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

# From July 13, 2012 inception.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses

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incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

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PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT (UNAUDITED) 53

DIRECTOR AND OFFICER INFORMATION TABLE

				(Not Applicable to Officers)
				# of
	Position	Position		Calvert
Name &	with	Start	Principal Occupation	Portfolios	Other
Age	Fund	Date	During Last 5 Years	Overseen	Directorships
INDEPENDENT TRUSTEES/DIRECTORS
REBECCA L.	Trustee	1989	President of the national non-	16	• Bay & Paul
ADAMSON		CSIF	profit, First People’s		Foundation
AGE: 63			Worldwide, formerly First
	Director	2000	Nations Financial Project.
		IMPACT	Founded by her in 1980, First
			People’s Worldwide is the
	Director	2000	only American Indian
		CSIS	alternative development
			institute in the country.
	Director	2005
		CWVF

RICHARD L.	Trustee &	1982	President and CEO of Adagio	26	None
BAIRD, JR.	Chair	CSIF	Health Inc. in Pittsburgh, PA,
AGE: 64			a non-profit corporation which
	Director &	2000	provides family planning
	Chair	CSIS	services, nutrition,
			maternal/child health care, and
	Director &	2005	various health screening
	Chair	CWVF	services and community
			preventive health programs.
	Director &	2005
	Chair	Impact

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JOHN G. GUFFEY, JR.	Director	1992	President of Aurora Press Inc., a privately held publisher of trade paperbacks.	26	• Ariel Funds (3)
		CWVF			(through 12/31/11)
AGE: 64					• Calvert Social
	Trustee	1982			Investment
		CSIF			Foundation
					• Calvert Ventures,
	Director	2000			LLC
		CSIS

	Director	2005
		IMPACT

MILES DOUGLAS HARPER, III	Director	2000	Partner, Gainer Donnelly & Desroches (public accounting firm) since January 1999.	16	• Bridgeway Funds
		Impact			(14)

AGE: 49	Trustee	2005
		CSIF

	Director	2005
		CSIS

	Director	2005
		CWVF

www calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT (UNAUDITED) 55

				(Not Applicable to Officers)
				# of
	Position	Position		Calvert
Name &	with	Start	Principal Occupation	Portfolios		Other
Age	Fund	Date	During Last 5 Years	Overseen		Directorships
JOY V. JONES	Director	2000	Attorney.	16	•	Director, Conduit
AGE: 62		Impact				Street Restaurants
						Limited
	Trustee	1990			•	Director, Palm
		CSIF				Management
						Corporation
	Director	2000
		CSIS

	Director	2005
		CWVF
TERRENCE J.	Director	1992	Founder, Chairperson and	16	•	Calvert Social
MOLLNER,		CWVF	President of The Love Skill			Investment
Ed.D.			Foundation, Inc., an			Foundation
AGE: 67	Trustee	1982	educational organization		•	Ben & Jerry's
		CSIF	focused on the personal skills			Homemade, Inc.
			and organizations described in		•	ArtNOW, Inc.
	Director	2000	Dr. Mollner’s book, The Love		•	Yourolivebranch.org
		CSIS	Skill: We Are Mastering the 7
			Layers of Human Maturity,
	Director	2005	particularly businesses that
		IMPACT	freely chose to give priority to
			the common good. Chairperson, Stakeholder of Capital, Inc., an asset management firm and
			financial services provider in
			Amherst, MA.

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SYDNEY	Trustee	1982	Rev. Morris currently serves	16	None
AMARA		CSIF	as Parish Minister to the
MORRIS			Keweenaw Unitarian
AGE: 63	Director	2000	Universalist Fellowship in
		CSIS	Houghton, MI. Rev. Morris is
			a graduate of Harvard Divinity
	Director	2005	School and is immediate past
		CWVF	chair of the National Unitarian
			Universalist Committee
	Director	2005	National on Socially
		IMPACT	Responsible Investing.

www calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT (UNAUDITED) 57

(Not Applicable to Officers)
# of
	Position	Position		Calvert
Name &	with	Start	Principal Occupation	Portfolios		Other
Age	Fund	Date	During Last 5 Years	Overseen		Directorships
INTERESTED TRUSTEES/DIRECTORS
BARBARA J.	Director &	1997	President, Chief Executive	44	•	Calvert Social
KRUMSIEK*	President	CWVF	Officer and Chair of Calvert			Investment
AGE: 60			Investments, Inc.			Foundation
	Trustee &				•	Pepco Holdings, Inc.
	President	1997			•	Acacia Life
		CSIF				Insurance Company
	Director &					(Chair)
	President				•	Griffin Realty Corp.
2000
CSIS
Director &
President
2000
Impact

D. WAYNE	Director	1992	Mr. Silby is the founding	26	•	Ameritas Mutual
SILBY, Esq.*		CWVF	Chair of the Calvert Funds. He			Holding Company
AGE: 64			is the Chair-Elect and a		•	Calvert Social
	Trustee	1982	principal of Syntao.com, a			Investment
		CSIF	Beijing-based company			Foundation
			promoting corporate social		•	Studio School Fund
	Director		responsibility.		•	Syntao.com China
		2000				(HK)
	Director	CSIS			•	The Ice Organization
					•	Impact Assets, Inc.
2000
Impact

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OFFICERS
MICHAEL T.	Vice	2011	Vice President of Calvert Investment Management, Inc. (since 2011) and
ABRAMO	President		portfolio manager for Calvert’s taxable fixed-income funds.
AGE: 39
KAREN	Chief	2005	Chief Compliance Officer for the Calvert Funds. From March 2009
BECKER	Compliance		through October 2012 Ms. Becker also served as Head of the Securities
AGE: 59	Officer		Operations Department for Calvert Investment Management, Inc.
SUSAN	Assistant	1988	Assistant Vice President, Assistant Secretary and Associate General
WALKER	Vice-	CSIF	Counsel of Calvert Investments, Inc.
BENDER, Esq.	President &
AGE: 53	Assistant	2000
	Secretary	CSIS

		1992
		CWVF

		2000
		Impact
THOMAS	Vice	2004	Vice President of Calvert Investment Management, Inc. and lead
DAILEY	President		portfolio manager of Calvert’s taxable and tax-exempt money market
AGE: 48			funds and municipal funds.

www calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT (UNAUDITED) 59

	Position	Position
Name &	with	Start	Principal Occupation
Age	Fund	Date	During Last 5 Years
MATTHEW	Vice	2011	Vice President of Calvert Investment Management, Inc. (since 2011) and
DUCH	President		portfolio manager for Calvert’s taxable fixed-income funds.
AGE: 37
IVY WAFFORD	Assistant	1996	Assistant Vice President, Assistant Secretary and Deputy General
DUKE, Esq.	Vice-	CSIF	Counsel of Calvert Investments, Inc., and Chief Compliance Officer for
AGE: 44	President &		Calvert Investment Management, Inc. and Calvert Investment
	Assistant	2000	Distributors, Inc.
	Secretary	CSIS

		1996
		CWVF

		2000
		Impact
PATRICK FAUL	Vice	2010	Vice President of Calvert Investment Management, Inc. since 2008, and
AGE: 47	President		Head of Credit Research since 2009. Prior to 2009, Mr. Faul was Co-
			Head of Credit Research (2008) and a Senior Securities Analyst (prior to
			2008).
TRACI L.	Assistant	2004	Electronic Filing Manager and Administrative Operations Manager
GOLDT	Secretary		(since 2011) and Executive Assistant to General Counsel, Calvert
AGE: 38			Investments, Inc. (prior to 2011).

www calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT (UNAUDITED) 60

HUI PING HO,	Assistant	2000	Assistant Treasurer and Tax Compliance Manager of Calvert
CPA	Treasurer		Investments, Inc.
AGE: 47

LANCELOT A.	Assistant	2002	Assistant Vice President, Assistant Secretary and Associate General
KING, Esq.	Vice		Counsel of Calvert Investments, Inc.
AGE: 42	President &
	Assistant
	Secretary

AUGUSTO DIVO MACEDO, Esq.	Assistant	2007	Assistant Vice President, Assistant Secretary, and Assistant General Counsel Compliance of Calvert Investments, Inc.
	Vice
AGE: 49	President &
	Assistant
	Secretary
ANDREW K.	Assistant	2006	Assistant Vice President, Assistant Secretary & Associate General
NIEBLER, Esq.	Vice		Counsel of Calvert Investments, Inc.
AGE: 45	President &
	Assistant
	Secretary
CATHERINE P.	Vice	2004	Senior Vice President of Calvert Investment Management, Inc. and Chief
ROY	President		Investment Officer – Fixed Income.
AGE: 56

www calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT (UNAUDITED) 61

	Position	Position
Name &	with	Start	Principal Occupation
Age	Fund	Date	During Last 5 Years
WILLIAM M.	Vice	1990	Senior Vice President, Secretary, and General Counsel of Calvert
TARTIKOFF,	President	CSIF	Investments, Inc.
Esq.	and
AGE: 65	Secretary	2000
CSIS

1992
CWVF

2000
Impact

NATALIE	Vice	2008	Senior Vice President of Calvert Investment Management, Inc., and
TRUNOW	President		Chief Investment Officer - Equities. Prior to joining Calvert in August
AGE: 44			2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio
Manager (2001-2008) for the Global Public Markets Group of General
Motors Asset Management.

www calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT (UNAUDITED) 62

RONALD M.	Treasurer	1982	Executive Vice President and Chief Financial and Administrative Officer
WOLFSHEIMER		CSIF	of Calvert Investments, Inc.
CPA
AGE: 60		2000
		CSIS

		1992
		CWVF

		2000
		Impact
MICHAEL V.	Fund	1999	Vice President of Fund Administration of Calvert Investment
YUHAS, JR.,	Controller	CSIF	Administrative Services, Inc.
CPA
AGE: 51		2000
		CSIS

		1999
		CWVF

		2000
		Impact

www calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT (UNAUDITED) 63

*The address of Trustees/Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby’s address is 1715 18th Street, N.W., Washington, DC 20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund’s advisor and certain affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund’s advisor.

Additional information about the Fund’s Trustees/Directors can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI at www.calvert.com, or by contacting your broker, or the Fund at 1-800-368-2745.

www calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT (UNAUDITED) 64

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as “principal accounting officer”).

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors has determined that Miles D. Harper, III, an "independent" Director serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR.  Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

Services fees paid to auditing firm:

	Fiscal Year ended 9/30/12		Fiscal Year ended 9/30/11
	$	%*	$	% *

(a) Audit Fees	$17,050		$17,050
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation and filing for the registrant)	$2,820	0%	$2,820	0%
(d) All Other Fees	$0	0%	$0	0%

Total	$19,870	0%	$19,870	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve)

(e)  Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.  In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors.  The Committee may delegate its authority to pre-approve certain matters to one or more of its members.  In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance.  In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/12		Fiscal Year ended 9/30/11
$	%*	$	% *
$10,000	0%*	$42,500	0%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve)

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant’s independence and found that the provision of such services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)    This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12  Exhibits.

(a)(1)   A copy of the Registrant’s Code of Ethics.

            Attached hereto.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: December 6, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: December 6, 2012

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: December 6, 2012